Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 5,295	$ 15,301	$ 28,675
Accounts receivable	33	152	0
Investment in equity securities	0	706	0
Prepaid expenses and other current assets	913	889	858
Total current assets	6,241	17,048	29,533
Fixed assets, net	739	902	662
Restricted cash	143	143	143
Operating lease right-of-use assets	1,403	1,705	2,153
Prepaid expenses and other assets, net	355	515	805
Total assets	8,881	20,313	33,296
Current Liabilities
Accounts payable	471	331	415
Accrued expenses	727	2,848	489
Operating lease liability, current portion	502	492	479
Total current liabilities	1,700	3,671	1,383
Operating lease liability, net of current portion	999	1,313	1,704
Total liabilities	2,699	4,984	3,087
Commitments and Contingencies
Stockholders' Equity
Common stock	10	9	9
Additional paid-in capital	342,796	340,317	337,940
Accumulated deficit	(336,624)	(324,998)	(307,739)
Accumulated other comprehensive income	1	2	0
Treasury stock, 46 shares at cost	(1)	(1)	(1)
Total stockholders' equity	6,182	15,329	30,209
Total Liabilities and Stockholders' Equity	$ 8,881	$ 20,313	$ 33,296